Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 42.43	$ 43.43
Assumptions:
Expected volatility	30.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.57%	2.55%
Expected life	5 years	5 years